Related Party Transactions (Other assets and liabilities, Income and expenses with related parties) (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from banks	$ 57,563	$ 51,222
Transactions in the course of collection	13,249	7,537
Derivative instruments	323,186	147,046
Financial assets		15,115
Other assets	114,536	50,691
Total	508,534	271,611
Liabilities
Demand deposits	173,715	194,503
Transactions in the course of payment	16,116	5,637
Cash collateral on securities lent and repurchase agreements	25,227	34,710
Savings accounts and time deposits	169,322	267,925
Derivative instruments	370,356	151,398
Borrowings from financial institutions	251,555	242,405
Other liabilities	51,814	60,307
Total	1,058,105	956,885
Type of income or expense recognized
Interest and revenue income	28,140	19,354
Interest and revenue expense	9,332	15,941
Fees and commission income	65,995	66,387
Fees and commission expense	69,843	62,614
Derivative instruments income	33,540	33,814
Derivative instruments expense	97,416	42,898
Other financial operations income	1
Provision for credit risk income		290
Provision for credit risk expense	252
Operating expenses	100,389	85,979
Other income	3,723	458
Other expense	56	32
Comder Contraparte Central S.A
Type of income or expense recognized
Net loss	$ 96,075	$ 31,649